INCOME TAXES (Details 4) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Plant, equipment and mining properties	$ 44,056,000	$ 35,675,000
Exploration and evaluation assets	49,804,000	11,053,000	$ 10,052,000
Unrecognized deductible temporary differences [Member]
Statement [Line Items]
Tax losses carried forward - Canada	20,370,000	17,968,000
Tax losses carried forward - Mexico	42,575,000	0
Share issue costs	841,000	1,478,000
Plant, equipment and mining properties	411,000	341,000
Exploration and evaluation assets	1,156,000	1,244,000
Investments	1,289,000	(15,000)
Unrecognized deductible temporary differences	$ 66,642,000	$ 21,016,000